SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Common Stock Subject to Possible Redemption (Q3) (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds	$ 129,832,700	$ 129,832,700	$ 0
Class A common stock issuance costs	(339,752)	(339,752)	0
Measurement adjustment of carrying value to redemption value	13,511,990	13,511,990	0
Class A common stock subject to possible redemption	$ 132,250,000	132,250,000	132,250,000	$ 132,250,000	$ 132,250,000
Class A Common Stock [Member]
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption		$ 132,250,000
Initial Public Offering [Member]
Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds			132,250,000
Measurement adjustment of carrying value to redemption value			13,511,990
Class A common stock subject to possible redemption			132,250,000
Initial Public Offering [Member] | Class A Common Stock [Member]
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock issuance costs			(7,029,990)
Initial Public Offering [Member] | Public Warrants [Member]
Common Stock Subject to Possible Redemption [Abstract]
Proceeds allocated to public warrants			$ (6,482,000)